Income Tax - Summary of Movements in Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
At January 1	$ 2,288	$ 498
(Charged) / Credited to profit & loss	3,079	1,790
At December 31	5,367	2,288
Tax Losses
Disclosure Of Income Taxes [Line Items]
At January 1	233	348
(Charged) / Credited to profit & loss	560	(115)
At December 31	793	233
Exchange Differences
Disclosure Of Income Taxes [Line Items]
At January 1	89	0
(Charged) / Credited to profit & loss	244	89
At December 31	333	89
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
At January 1		773	$ 99
At January 1	773	99
(Charged) / Credited to profit & loss	2,423	674
At December 31	3,196	773
At December 31	3,196	773
Other
Disclosure Of Income Taxes [Line Items]
At January 1	1,193	51
At January 1	1,193	51
(Charged) / Credited to profit & loss	(148)	1,142
At December 31	1,045	1,193
At December 31	$ 1,045	$ 1,193